Indebtedness - Additional Information (Details)																								1 Months Ended			3 Months Ended											6 Months Ended		12 Months Ended
		Mar. 05, 2024 USD ($)	Mar. 04, 2024	Mar. 05, 2023	Mar. 04, 2023 USD ($)	Jul. 25, 2022 USD ($)	Jul. 25, 2022 USD ($)	Mar. 04, 2022 USD ($) d Day	Feb. 16, 2022 USD ($) Day d $ / shares	Feb. 02, 2022 USD ($) Day $ / shares shares	Dec. 31, 2021 USD ($)		Dec. 22, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jan. 28, 2021 USD ($)	Jan. 25, 2021 USD ($)	May 29, 2020 USD ($)	May 03, 2019 USD ($)	Feb. 04, 2019 USD ($)	Oct. 25, 2018 USD ($)	Sep. 07, 2018 USD ($)	May 09, 2018 USD ($)	Mar. 14, 2018	Jul. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021 USD ($)	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)		Jul. 24, 2022 USD ($)	Apr. 08, 2022 USD ($)	Mar. 30, 2022 USD ($)	Jan. 10, 2022 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 22, 2020	Jul. 22, 2020 USD ($)
Debt Instrument [Line Items]
Repayments of Other Debt																								$ 3,400
Maximum borrowing capacity								$ 100,000,000			$ 146,200,000																				$ 146,200,000									$ 146,200,000
Total gross debt											306,695,000																		$ 495,045,000		306,695,000							$ 495,045,000		306,695,000							$ 281,533,000
Letters of credit outstanding amount											3,100,000																				3,100,000									3,100,000
Long-term debt											235,128,000																		427,961,000		235,128,000							427,961,000		235,128,000							205,369,000
Loss on extinguishment of debt																													(8,822,000)									(17,095,000)		$ (515,000)
Debt instrument, covenant description																																								Main Street Loan contains certain restrictive covenants which require ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricts the payment of distributions or dividends, other than for the payment of taxes.
Debt instrument, unused borrowing capacity, amount								$ 5,000,000					$ 32,200,000
Extinguishment of debt, amount													2,200,000
Long-term debt, refinanced, amount													30,000,000
Debt instrument, period of first required payment																																								2022-02
Remaining credit facility											1,900,000																				1,900,000									$ 1,900,000
Percentage of maximum credit available lesser of the maximum revolver amount								12.50%
Debt instrument, threshold consecutive calendar days | Day								20
Outstanding balances on the best flow credit facility															$ 7,600,000
Other equipment financing agreements amounts															5,400,000
Other Long-Term Debt																													$ 4,800									$ 4,800
Weighted average interest rate																													5.00%									5.00%
Other indebtedness due																													$ 6,800									$ 6,800
Flotek Industries, Inc
Debt Instrument [Line Items]
Percentage Of Accrued Paid In Kind Interest Rate									10.00%
Debt Instrument, Term									1 year
Debt Instrument, Convertible, Stock Price Trigger | $ / shares										$ 2.5
Debt instrument, face amount									$ 20,000,000
Scenario Forecast
Debt Instrument [Line Items]
Prepayment premium percentage			1.00%		2.00%			3.00%
Payment or prepayment premium due on stated termination date		$ 0
Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity																																												$ 158,900,000
Subsequent Event | Flotek Industries, Inc
Debt Instrument [Line Items]
Percentage Of Accrued Paid In Kind Interest Rate									10.00%
Debt Instrument, Term									1 year
Debt Instrument, Redemption, Period One [Member] | Flotek Industries, Inc
Debt Instrument [Line Items]
Debt instrument, convertible, threshold trading days | Day										20
Debt instrument, convertible, threshold consecutive trading days | Day										30
Debt instrument, convertible, conversion price | $ / shares									$ 1.088125	$ 1.088125
Debt Instrument, Redemption, Period One [Member] | Subsequent Event | Flotek Industries, Inc
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price | $ / shares									1.088125
Debt Instrument, Redemption, Period Two [Member] | Flotek Industries, Inc
Debt Instrument [Line Items]
Debt Instrument, Convertible, Stock Price Trigger | $ / shares									$ 2.5
Debt instrument, convertible, threshold trading days | d									20
Debt instrument, convertible, threshold consecutive trading days | d									30
Debt instrument, convertible, conversion price | $ / shares										$ 1.088125
Debt Instrument, Redemption, Period Two [Member] | Subsequent Event | Flotek Industries, Inc
Debt Instrument [Line Items]
Debt Instrument, Convertible, Stock Price Trigger | $ / shares									$ 2.5
Debt instrument, convertible, threshold trading days | Day									20
Debt instrument, convertible, threshold consecutive trading days | Day									30
New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																																						Mar. 04, 2025
Interest rate stated percentage																													10.00%									10.00%
Basis spread on variable rate								2.00%
Scheduled payments																													$ 3,800,000
Maximum borrowing capacity																														$ 450,000,000
Debt instrument, face amount								$ 302,400,000
Minimum liquidity					$ 30,000,000
Repayment of loan																													$ 143,800,000
New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Debt instrument maturity date																																								Mar. 04, 2025
Interest rate stated percentage																														9.50%
Increase in borrowing capacity							$ 150,000,000
Maximum borrowing capacity						$ 100,000,000	100,000,000	$ 450,000,000
IPO Prepayment | Scenario Forecast
Debt Instrument [Line Items]
Prepayment premium percentage				2.00%
Old Term Loan
Debt Instrument [Line Items]
Total gross debt											$ 171,355,000																				$ 171,355,000									$ 171,355,000
Long-term debt																					$ 180,000,000
Loan agreement maturity date																					Sep. 15, 2023
Minimum amortization required																					$ 0
Term loan agreement expand facility														$ 40,000,000												$ 48,000,000
Term loan amended description																																						The Old Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
Minimum excess cash flow prepayment in term loan																																						$ 5,000,000	$ 0
Debt instrument, leverage ratio																														2.00%	2.50%		2.75%	3.00%		3.50%	2.25%
Main Street Loan
Debt Instrument [Line Items]
Total gross debt																																															35,000,000
Loss on extinguishment of debt																																								$ 500,000
Debt instrument, face amount																																																	$ 35,000,000
Debt instrument, maturity date											Jul. 22, 2025																		Jul. 22, 2025		Jul. 22, 2025							Jul. 22, 2025		Jul. 22, 2025
Debt instrument, covenant description																																						Main Street Loan contained certain restrictive covenants which required ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricted the payment of distributions or dividends, other than for the payment of taxes.
Debt instrument, unused borrowing capacity, amount											$ 32,200,000																				$ 32,200,000									$ 32,200,000
Extinguishment of debt, amount											2,200,000
Long-term debt, refinanced, amount											30,000,000
First Financial Loan
Debt Instrument [Line Items]
Total gross debt											30,000,000																		$ 23,950,000		30,000,000							$ 23,950,000		$ 30,000,000
Debt instrument, face amount													$ 30,000,000
Debt instrument, maturity date													Jan. 01, 2024
Debt instrument, covenant description																																						The First Financial Loan contains certain restricted covenants which require the Company to maintain a fixed charge ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of June 30, 2022.		The First Financial Loan contains certain restrictive covenants which require the Company to maintain a fixed charge coverage ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of December 31, 2021.
Debt instrument, period of first required payment																																						2022-02
Backstop Note
Debt Instrument [Line Items]
Interest rate stated percentage								1.74%
Debt instrument, face amount								$ 22,000,000
Debt instrument, maturity date								Mar. 04, 2027
Closing Date Note
Debt Instrument [Line Items]
Interest rate stated percentage								1.74%
Debt instrument, face amount								$ 22,000,000
Debt instrument, maturity date								Mar. 04, 2027
Equify Bridge Note
Debt Instrument [Line Items]
Interest rate stated percentage								1.00%
Debt instrument, face amount								$ 45,800,000
Repayment of loan																									$ 25,000,000
Equify Bridge Note | Subsequent Event
Debt Instrument [Line Items]
Repayment of loan																									25,000,000
Debt instrument outstanding																									$ 20,800,000
Best Flow Credit Facility
Debt Instrument [Line Items]
Total gross debt	[2]										7,101,000	[1]																			7,101,000	[1]								$ 7,101,000	[1]						37,303,000
Loss on extinguishment of debt								$ 300,000
Best Flow Notes Payable | Wilks Brothers LLC
Debt Instrument [Line Items]
Debt instrument, face amount															$ 13,000,000
Prepayment premium percentage															0.19%
Long-term debt, percentage bearing fixed interest, percentage rate															8.00%
Best Flow Notes Payable | Wilks Brothers LLC | Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate stated percentage																																														8.00%
Maximum borrowing capacity																																														$ 3,000,000
Debt instrument, maturity date																																														Jan. 31, 2022
Best Flow Notes Payable | THRC Holdings and Farris Wilks and Equify Financial as an administrative agent [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity date																Jan. 25, 2023
Interest rate stated percentage																8.00%
Debt instrument, face amount																$ 15,000,000
Term Loan
Debt Instrument [Line Items]
Notes reduction																	$ 10,549,000
Total gross debt											171,355,000	[1]																			$ 171,355,000	[1]								$ 171,355,000	[1]						137,355,000
Long-term debt																					$ 180,000,000
Loan agreement maturity date																					Sep. 15, 2023
Minimum amortization required																					$ 0
Term loan agreement expand facility														$ 40,000,000												48,000,000
Term loan amended description																																								The Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
Minimum excess cash flow prepayment in term loan																														$ 5,000,000					$ 0
Debt instrument, leverage ratio																														2.00%	2.50%		2.75%	3.00%		3.50%	2.25%
Term loan extinguish date								Mar. 04, 2022
Term Loan | Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity																										$ 48,000,000
Credit facility, expiration date																										Mar. 04, 2022
Tractor Note A
Debt Instrument [Line Items]
Interest rate stated percentage																						5.35%
Debt instrument, face amount																						$ 17,500,000
Debt instrument, maturity date																						Nov. 09, 2020
Tractor Note B
Debt Instrument [Line Items]
Interest rate stated percentage																						5.35%
Debt Instrument Retired Period																						2021-01
Debt instrument, face amount																						$ 12,500,000
Debt instrument, maturity date																						Apr. 09, 2021
Tractor Note C
Debt Instrument [Line Items]
Interest rate stated percentage																		6.10%
Debt Instrument Retired Period																		2021-01
Debt instrument, face amount																		$ 5,500,000
Debt instrument, maturity date																		Nov. 03, 2021
Alpine Credit Facility
Debt Instrument [Line Items]
Total gross debt	[2]																																														21,135,000
Loss on extinguishment of debt								$ 1,800,000
Alpine Credit Facility | Equify Financial LLC
Debt Instrument [Line Items]
Interest rate stated percentage																																														8.00%
Debt instrument, face amount																																														$ 21,400,000
Long-term debt, maturity period																																						2027-02
Debt instrument, extinguishment date																																						Mar. 04, 2022
Best Flow Note
Debt Instrument [Line Items]
Total gross debt	[1],[2]										10,827,000																				$ 10,827,000									$ 10,827,000
Loss on extinguishment of debt								1,400,000
Line of credit facility extinguishment date																																						Mar. 04, 2022		Mar. 04, 2022
Best Flow Note | Wilks Brothers LLC
Debt Instrument [Line Items]
Debt instrument maturity date																																						Feb. 01, 2026		Feb. 01, 2026
Debt instrument, Covenant compliance																																								Best Flow was in compliance with all covenants as of December 31, 2021.
Debt instrument, face amount															$ 13,000,000
Prepayment premium percentage															0.19%
Long-term debt, percentage bearing fixed interest, percentage rate															8.00%
Debt instrument, frequency of periodic payment																																						monthly		monthly
Alpine Promissory Note
Debt Instrument [Line Items]
Total gross debt	[1],[2]										16,717,000																				16,717,000									$ 16,717,000
Alpine Promissory Note | Equify Financial LLC
Debt Instrument [Line Items]
Interest rate stated percentage																																														8.00%
Debt instrument, Covenant compliance																																								Alpine was in compliance with all covenants as of December 31, 2021.
Debt instrument, face amount																																														$ 21,400,000
Long-term debt, maturity period																																								2027-02
Outstanding borrowings, amount																																														$ 16,700,000
Debt instrument, extinguishment date																																								Mar. 04, 2022
Alpine Promissory Note | Subsequent Event
Debt Instrument [Line Items]
Loss on extinguishment of debt								$ 8,300,000
Flotek Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible Debt, Current										$ 3,000,000																			8,200,000									$ 8,200,000
Convertible Debt																													12,300,000									12,300,000
Convertible Notes Payable										$ 11,200,000
Percentage Of Accrued Paid In Kind Interest Rate										10.00%
Debt Instrument, Term										1 year
Convertible notes were converted into common stock | shares										2,800,000
Recourse or claim against assets of parent company										$ 0
Total gross debt																													12,739,000									12,739,000
Other Indebtedness
Debt Instrument [Line Items]
Other long term debt, Weighted average remaining term																																								6 years 1 month 6 days
Total gross debt											1,695,000																				1,695,000									$ 1,695,000
Other Long-Term Debt											$ 1,700,000																		$ 12,600,000		$ 1,700,000							$ 12,600,000		$ 1,700,000							5,800,000
Weighted average interest rate											5.70%																				5.70%									5.70%
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																					1.25%																			9.75%
London Interbank Offered Rate (LIBOR) | Main Street Loan
Debt Instrument [Line Items]
Interest rate stated percentage																																																3.00%
London Interbank Offered Rate (LIBOR) | First Financial Loan
Debt Instrument [Line Items]
Interest rate stated percentage													3.50%
Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Accruel interest								7.50%
SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
Accruel interest								8.50%
SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
Accruel interest								8.50%
Federal Funds Rate Plus 1/2 | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
SOFR for One-month Interest Period | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio											1.00%																				1.00%									1.00%
Minimum | New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, excess cash flow repayment percentage								50.00%
Minimum | Main Street Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio																																																	1.00%
Minimum | First Financial Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio											1.00%		1.00%																		1.00%									1.00%
Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																					6.25%
Minimum | Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								5.50%
Minimum | SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								6.50%
Minimum | SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate								6.50%
Maximum | New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, excess cash flow repayment percentage								25.00%
Maximum | New Term Loan Credit Facility | Scenario Forecast
Debt Instrument [Line Items]
Debt instrument, leverage ratio																											1.25%	1.55%	2.00%
Maximum | Main Street Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio																																																	3.50%
Maximum | First Financial Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio											3.00%		3.00%																		3.00%									3.00%
Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																					8.50%
Maximum | Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								7.00%
Maximum | SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate								8.00%
Maximum | SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate								8.00%
Old ABL Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																							Mar. 14, 2023
Maximum borrowing capacity											$ 105,000,000																				$ 105,000,000									$ 105,000,000
Total gross debt											69,000,000																				69,000,000									69,000,000
Letters of credit outstanding amount											$ 32,900,000																				$ 32,900,000									$ 32,900,000
Term loan extinguish date								Mar. 04, 2022
Loss on extinguishment of debt								$ 3,900,000
Old ABL Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate stated percentage																							0.00%
Interest rate effective percentage											2.75%																				2.75%									2.75%
Old ABL Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																							1.50%
Old ABL Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																							2.00%
New ABL Credit Facility
Debt Instrument [Line Items]
Interest rate stated percentage																													5.50%									5.50%
Maximum borrowing capacity																													$ 200,000,000									$ 200,000,000					$ 200,000,000
Total gross debt																													143,400,000									143,400,000
Letters of credit outstanding amount																													9,200,000									9,200,000
Fixed charge coverage ratio								1.00%
Remaining credit facility																													$ 47,400,000									$ 47,400,000
Credit facility, expiration date																																						Mar. 04, 2027
Percentage of maximum credit available lesser of the maximum revolver amount								12.50%
Debt instrument, threshold consecutive business days | d								5
Percentage of maximum credit available								12.50%
Debt instrument, threshold consecutive calendar days | d								20
New ABL Credit Facility | Scenario Forecast
Debt Instrument [Line Items]
Remaining Other Indebtedness Due																																													$ 3,400
New ABL Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Interest rate stated percentage																														4.00%
Maximum borrowing capacity						$ 300,000,000	$ 300,000,000	$ 100,000,000																																		$ 200,000,000	$ 100,000	$ 100,000,000
Total gross debt											$ 70,700,000																				$ 70,700,000									$ 70,700,000
Letters of credit outstanding amount											9,200,000																				9,200,000									9,200,000
Remaining credit facility											20,100,000																				20,100,000									20,100,000
Credit facility, expiration date						Mar. 04, 2025		Mar. 04, 2027
New ABL Credit Facility | 5 Consecutive Business Days
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity								$ 10,000,000
New ABL Credit Facility | 20 Consecutive Calendar Days
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity								$ 10,000
New ABL Credit Facility | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.00%
Percentage of debt instrument on adjusted term SOFR																																						Adjusted Term SOFR for a one-month Interest Period as published two (2) U.S. Government Securities Business Days prior to such day (or if such day is not a Business Day, the immediately preceding Business Day), plus 1.0%
New ABL Credit Facility | Base Rate Loans [Member]
Debt Instrument [Line Items]
Percentage of debt instrument on NYFRB Rate																																						NYFRB Rate in effect on such day plus 1/2% of 1%
New ABL Credit Facility | Minimum
Debt Instrument [Line Items]
Quarterly unused line fee percentage								0.25%
New ABL Credit Facility | Minimum | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.50%
New ABL Credit Facility | Minimum | Base Rate Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.50%
New ABL Credit Facility | Maximum
Debt Instrument [Line Items]
Quarterly unused line fee percentage								0.375%
New ABL Credit Facility | Maximum | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
New ABL Credit Facility | Maximum | Base Rate Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								2.00%
Revolving Credit Facility | Best Flow Credit Facility
Debt Instrument [Line Items]
Line of credit											7,100,000																				7,100,000									$ 7,100,000
Maximum borrowing capacity																			$ 9,000,000
Credit facility, expiration date																																						Feb. 04, 2026		Feb. 04, 2026
Line of credit facility, interest rate during period																			3.50%
Line of credit facility, interest rate description																																								The interest rate under the Best Flow Credit Facility is the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best Flow Credit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month.
Line of credit facility extinguishment date																																						Mar. 04, 2022		Mar. 04, 2022
Revolving Credit Facility | Best Flow Note
Debt Instrument [Line Items]
Line of credit facility, interest rate during period																			3.50%
Line of credit facility, interest rate description																																						The interest rate under the Best Flow Credit Facility was the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best Flow Credit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month.
ABL Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																							Mar. 14, 2023
Maximum borrowing capacity											105,000,000																				105,000,000									$ 105,000,000
Total gross debt											69,000,000																				69,000,000									69,000,000
Letters of credit outstanding amount											32,900,000																				32,900,000									32,900,000
Line of credit facility, current borrowing capacity											$ 10,000,000																				$ 10,000,000									$ 10,000,000
Percentage of maximum credit available											15.00%
ABL Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate stated percentage																							0.00%
Interest rate effective percentage											2.75%																				2.75%									2.75%
ABL Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																							1.50%
ABL Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																							2.00%
Secured Revolving Credit Facility [Member] | Alpine Credit Facility | Equify Financial LLC
Debt Instrument [Line Items]
Line of credit facility, Frequency of payments																				monthly
Line of credit facility, Collateral																																								The revolving credit note is secured by a lien on, and security interest in, all of the assets of Alpine.
Line of credit																																															$ 21,100,000
Maximum borrowing capacity																				$ 25,300,000
Long-term debt, percentage bearing fixed interest, percentage rate																				8.00%

[1]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.
[2]	Related party debt agreements.